VALUATION ALLOWANCES	12 Months Ended
Mar. 31, 2011
VALUATION ALLOWANCES

6. VALUATION ALLOWANCES

Changes in valuation allowances for the year ended March 31, 2009, 2010, and 2011 are as follows:

Description	Balance at Beginning of Year	Charged to Costs or Expenses	Charged (Credited) to Other Accounts*	Charge-offs	Balance at End of Year
	(Yen in millions)
For the year ended March 31, 2009:
Allowance for doubtful accounts	¥3,880	¥1,604	¥879	¥(831)	¥5,532
Allowance for sales returns	2,435	6,178	0	(6,458)	2,155

Total	¥6,315	¥7,782	¥879	¥(7,289)	¥7,687

For the year ended March 31, 2010:
Allowance for doubtful accounts	¥5,532	¥826	¥31	¥(1,848)	¥4,541
Allowance for sales returns	2,155	4,911	(100)	(4,711)	2,255

Total	¥7,687	¥5,737	¥(69)	¥(6,559)	¥6,796

For the year ended March 31, 2011:
Allowance for doubtful accounts	¥4,541	¥1,507	¥(30)	¥(804)	¥5,214
Allowance for sales returns	2,255	5,936	(345)	(5,441)	2,405

Total	¥6,796	¥7,443	¥(375)	¥(6,245)	¥7,619

*	Foreign currency translation adjustments and the increase by business combination.